Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ 2,078
Balance at end of period	3,311	$ 2,078	$ 1,860	$ 3,311	$ 1,860
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	22	23	23	23	23
Provision for (reversal of) credit losses	9	(1)		8	4
Write-offs					(4)
Other	1		1	1	1
Balance at end of period	32	22	24	32	24
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	14	14	15	14	15
Provision for (reversal of) credit losses	5	(1)		4
Other		1		1
Balance at end of period	19	14	15	19	15
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	3	3	3	3
Provision for (reversal of) credit losses	4			4
Other		(1)		(1)
Balance at end of period	6	2	3	6	3
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	660
Balance at end of period	809	660	548	809	548
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	6	5	6	5
Provision for (reversal of) credit losses					4
Write-offs					(4)
Other	1		1	1	1
Balance at end of period	$ 7	$ 6	$ 6	$ 7	$ 6